Operating Segments - Summary of Assets by Geographical Area (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Property, plant and equipment	$ 1,770.7	$ 1,649.2	$ 1,687.6	$ 1,956.0
Intangible assets	2,331.0	2,246.5	$ 2,213.4	$ 2,075.6
Operating Segments [member]
Disclosure of operating segments [line items]
Property, plant and equipment	1,770.7	1,649.2
Intangible assets	2,331.0	2,246.5
Total	4,101.7	3,895.7
Operating Segments [member] | North America [member]
Disclosure of operating segments [line items]
Property, plant and equipment	399.2	351.1
Intangible assets	158.5	107.8
Total	557.7	458.9
Operating Segments [member] | Europe [member]
Disclosure of operating segments [line items]
Property, plant and equipment	336.1	263.0
Intangible assets	55.3	45.3
Total	391.4	308.3
Operating Segments [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Property, plant and equipment	69.6	69.0
Total	69.6	69.0
Operating Segments [member] | Brazil [member]
Disclosure of operating segments [line items]
Property, plant and equipment	965.8	966.1
Intangible assets	2,117.2	2,093.4
Total	$ 3,083.0	$ 3,059.5